Summary of Significant Accounting Policies - Schedule of Exchange Rate Used for the Translation (Details)	Apr. 30, 2026	Oct. 31, 2025	Apr. 30, 2025
Period End [Member]
Schedule of Exchange Rate Used for the Translation [Line Items]
Exchange rate translation	6.8273	7.1169
Average [Member]
Schedule of Exchange Rate Used for the Translation [Line Items]
Exchange rate translation	6.9555		7.2681